Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
Prospectus Date	rr_ProspectusDate	Jun. 13, 2017
Supplement [Text Block]	tf_SupplementTextBlock

TRANSAMERICA FUNDS

Transamerica Unconstrained Bond

Supplement to the Currently Effective Retail Prospectus and Summary Prospectus

* * *

Effective immediately, the following replaces in their entirety the second and third paragraphs of the “Principal Investment Strategies” section of the Prospectus and Summary Prospectus, and the second and third paragraphs of the “More on Each Fund’s Strategies and Investments – Transamerica Unconstrained Bond” section of the Prospectus:

The fund may invest opportunistically across a broad array of fixed income segments including but not limited to U.S. government bonds, inflation-protected securities, international government bonds, municipal bonds, intermediate maturity corporate bonds, long maturity corporate bonds, bank loans (including loan participations and loan assignments), high yield bonds, emerging markets sovereign bonds, emerging market corporate bonds, emerging market local currency debt, asset-backed securities (including collateralized loan obligations (“CLO”s)), mortgage-backed securities, commercial mortgage-backed securities, other securitized assets, and cash/cash equivalents. The fund has a broad investment universe that covers multiple sectors, quality segments, and security types. Yield curve exposure can be from U.S. or non-U.S. sectors. On a portfolio level, the fund actively manages duration and yield curve positioning. The average portfolio duration of the fund will normally vary from -3 to 10 years. During periods of market volatility, duration may deviate outside this range.

Based on fundamental macroeconomic research and the resulting asset allocation output, the fund may rotate between the different fixed income segments and may exclude certain sectors based on relative attractiveness. No fixed income segment is expected to constitute more than 35% of the fund. While the fund will normally invest primarily in investment grade securities, it may invest without limit in below investment grade issues during periods when the sub-adviser believes there are attractive valuations supported by strong economic fundamentals. Each segment will be actively managed, with a well-diversified and risk managed sub portfolio of directly invested securities with no more than 5% invested in any non-government issuer. Investments in preferred and convertible securities generally will not exceed 15% of the fund’s assets. The fund may invest up to 10% of its assets in CLOs. The fund may invest significantly in non-dollar denominated developed and emerging market bonds on a hedged or unhedged basis. The fund’s bank loan investments may include senior secured floating rate and fixed rate loans or debt, second lien or other subordinated or unsecured floating rate and fixed rate loans or debt and other types of secured or unsecured loans with fixed, floating or variable interest rates. The fund may also invest in To Be Announced (“TBA”) mortgages and dollar rolls.

* * *

Investors Should Retain this Supplement for Future Reference

June 13, 2017

TRANSAMERICA FUNDS

Transamerica Unconstrained Bond

Supplement to the Currently Effective Class I2 Prospectus and Summary Prospectus

* * *

Effective immediately, the following replaces in their entirety the second and third paragraphs of the “Principal Investment Strategies” section of the Prospectus and Summary Prospectus, and the second and third paragraphs of the “More on Each Fund’s Strategies and Investments – Transamerica Unconstrained Bond” section of the Prospectus:

The fund may invest opportunistically across a broad array of fixed income segments including but not limited to U.S. government bonds, inflation-protected securities, international government bonds, municipal bonds, intermediate maturity corporate bonds, long maturity corporate bonds, bank loans (including loan participations and loan assignments), high yield bonds, emerging markets sovereign bonds, emerging market corporate bonds, emerging market local currency debt, asset-backed securities (including collateralized loan obligations (“CLO”s)), mortgage-backed securities, commercial mortgage-backed securities, other securitized assets, and cash/cash equivalents. The fund has a broad investment universe that covers multiple sectors, quality segments, and security types. Yield curve exposure can be from U.S. or non-U.S. sectors. On a portfolio level, the fund actively manages duration and yield curve positioning. The average portfolio duration of the fund will normally vary from -3 to 10 years. During periods of market volatility, duration may deviate outside this range.

Based on fundamental macroeconomic research and the resulting asset allocation output, the fund may rotate between the different fixed income segments and may exclude certain sectors based on relative attractiveness. No fixed income segment is expected to constitute more than 35% of the fund. While the fund will normally invest primarily in investment grade securities, it may invest without limit in below investment grade issues during periods when the sub-adviser believes there are attractive valuations supported by strong economic fundamentals. Each segment will be actively managed, with a well-diversified and risk managed sub portfolio of directly invested securities with no more than 5% invested in any non-government issuer. Investments in preferred and convertible securities generally will not exceed 15% of the fund’s assets. The fund may invest up to 10% of its assets in CLOs. The fund may invest significantly in non-dollar denominated developed and emerging market bonds on a hedged or unhedged basis. The fund’s bank loan investments may include senior secured floating rate and fixed rate loans or debt, second lien or other subordinated or unsecured floating rate and fixed rate loans or debt and other types of secured or unsecured loans with fixed, floating or variable interest rates. The fund may also invest in To Be Announced (“TBA”) mortgages and dollar rolls.

* * *

Investors Should Retain this Supplement for Future Reference

June 13, 2017

TRANSAMERICA FUNDS

Transamerica Unconstrained Bond

Supplement to the Currently Effective Class T1 and Class T2 Prospectus

and Summary Prospectus

* * *

Effective immediately, the following replaces in their entirety the second and third paragraphs of the “Principal Investment Strategies” section of the Prospectus and Summary Prospectus, and the second and third paragraphs of the “More on Each Fund’s Strategies and Investments – Transamerica Unconstrained Bond” section of the Prospectus:

The fund may invest opportunistically across a broad array of fixed income segments including but not limited to U.S. government bonds, inflation-protected securities, international government bonds, municipal bonds, intermediate maturity corporate bonds, long maturity corporate bonds, bank loans (including loan participations and loan assignments), high yield bonds, emerging markets sovereign bonds, emerging market corporate bonds, emerging market local currency debt, asset-backed securities (including collateralized loan obligations (“CLO”s)), mortgage-backed securities, commercial mortgage-backed securities, other securitized assets, and cash/cash equivalents. The fund has a broad investment universe that covers multiple sectors, quality segments, and security types. Yield curve exposure can be from U.S. or non-U.S. sectors. On a portfolio level, the fund actively manages duration and yield curve positioning. The average portfolio duration of the fund will normally vary from -3 to 10 years. During periods of market volatility, duration may deviate outside this range.

Based on fundamental macroeconomic research and the resulting asset allocation output, the fund may rotate between the different fixed income segments and may exclude certain sectors based on relative attractiveness. No fixed income segment is expected to constitute more than 35% of the fund. While the fund will normally invest primarily in investment grade securities, it may invest without limit in below investment grade issues during periods when the sub-adviser believes there are attractive valuations supported by strong economic fundamentals. Each segment will be actively managed, with a well-diversified and risk managed sub portfolio of directly invested securities with no more than 5% invested in any non-government issuer. Investments in preferred and convertible securities generally will not exceed 15% of the fund’s assets. The fund may invest up to 10% of its assets in CLOs. The fund may invest significantly in non-dollar denominated developed and emerging market bonds on a hedged or unhedged basis. The fund’s bank loan investments may include senior secured floating rate and fixed rate loans or debt, second lien or other subordinated or unsecured floating rate and fixed rate loans or debt and other types of secured or unsecured loans with fixed, floating or variable interest rates. The fund may also invest in To Be Announced (“TBA”) mortgages and dollar rolls.

* * *

Investors Should Retain this Supplement for Future Reference

June 13, 2017

TRANSAMERICA FUNDS

Transamerica Unconstrained Bond

Supplement to the Currently Effective Advisor Class Prospectus and Summary Prospectus

* * *

Effective immediately, the following replaces in their entirety the second and third paragraphs of the “Principal Investment Strategies” section of the Prospectus and Summary Prospectus, and the second and third paragraphs of the “More on Each Fund’s Strategies and Investments – Transamerica Unconstrained Bond” section of the Prospectus:

The fund may invest opportunistically across a broad array of fixed income segments including but not limited to U.S. government bonds, inflation-protected securities, international government bonds, municipal bonds, intermediate maturity corporate bonds, long maturity corporate bonds, bank loans (including loan participations and loan assignments), high yield bonds, emerging markets sovereign bonds, emerging market corporate bonds, emerging market local currency debt, asset-backed securities (including collateralized loan obligations (“CLO”s)), mortgage-backed securities, commercial mortgage-backed securities, other securitized assets, and cash/cash equivalents. The fund has a broad investment universe that covers multiple sectors, quality segments, and security types. Yield curve exposure can be from U.S. or non-U.S. sectors. On a portfolio level, the fund actively manages duration and yield curve positioning. The average portfolio duration of the fund will normally vary from -3 to 10 years. During periods of market volatility, duration may deviate outside this range.

Based on fundamental macroeconomic research and the resulting asset allocation output, the fund may rotate between the different fixed income segments and may exclude certain sectors based on relative attractiveness. No fixed income segment is expected to constitute more than 35% of the fund. While the fund will normally invest primarily in investment grade securities, it may invest without limit in below investment grade issues during periods when the sub-adviser believes there are attractive valuations supported by strong economic fundamentals. Each segment will be actively managed, with a well-diversified and risk managed sub portfolio of directly invested securities with no more than 5% invested in any non-government issuer. Investments in preferred and convertible securities generally will not exceed 15% of the fund’s assets. The fund may invest up to 10% of its assets in CLOs. The fund may invest significantly in non-dollar denominated developed and emerging market bonds on a hedged or unhedged basis. The fund’s bank loan investments may include senior secured floating rate and fixed rate loans or debt, second lien or other subordinated or unsecured floating rate and fixed rate loans or debt and other types of secured or unsecured loans with fixed, floating or variable interest rates. The fund may also invest in To Be Announced (“TBA”) mortgages and dollar rolls.

* * *

Investors Should Retain this Supplement for Future Reference

June 13, 2017

Retail Class | Transamerica Unconstrained Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf_SupplementTextBlock

TRANSAMERICA FUNDS

Transamerica Unconstrained Bond

Supplement to the Currently Effective Retail Prospectus and Summary Prospectus

* * *

Effective immediately, the following replaces in their entirety the second and third paragraphs of the “Principal Investment Strategies” section of the Prospectus and Summary Prospectus, and the second and third paragraphs of the “More on Each Fund’s Strategies and Investments – Transamerica Unconstrained Bond” section of the Prospectus:

The fund may invest opportunistically across a broad array of fixed income segments including but not limited to U.S. government bonds, inflation-protected securities, international government bonds, municipal bonds, intermediate maturity corporate bonds, long maturity corporate bonds, bank loans (including loan participations and loan assignments), high yield bonds, emerging markets sovereign bonds, emerging market corporate bonds, emerging market local currency debt, asset-backed securities (including collateralized loan obligations (“CLO”s)), mortgage-backed securities, commercial mortgage-backed securities, other securitized assets, and cash/cash equivalents. The fund has a broad investment universe that covers multiple sectors, quality segments, and security types. Yield curve exposure can be from U.S. or non-U.S. sectors. On a portfolio level, the fund actively manages duration and yield curve positioning. The average portfolio duration of the fund will normally vary from -3 to 10 years. During periods of market volatility, duration may deviate outside this range.

Based on fundamental macroeconomic research and the resulting asset allocation output, the fund may rotate between the different fixed income segments and may exclude certain sectors based on relative attractiveness. No fixed income segment is expected to constitute more than 35% of the fund. While the fund will normally invest primarily in investment grade securities, it may invest without limit in below investment grade issues during periods when the sub-adviser believes there are attractive valuations supported by strong economic fundamentals. Each segment will be actively managed, with a well-diversified and risk managed sub portfolio of directly invested securities with no more than 5% invested in any non-government issuer. Investments in preferred and convertible securities generally will not exceed 15% of the fund’s assets. The fund may invest up to 10% of its assets in CLOs. The fund may invest significantly in non-dollar denominated developed and emerging market bonds on a hedged or unhedged basis. The fund’s bank loan investments may include senior secured floating rate and fixed rate loans or debt, second lien or other subordinated or unsecured floating rate and fixed rate loans or debt and other types of secured or unsecured loans with fixed, floating or variable interest rates. The fund may also invest in To Be Announced (“TBA”) mortgages and dollar rolls.

* * *

Investors Should Retain this Supplement for Future Reference

June 13, 2017

Class I2 | Transamerica Unconstrained Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf_SupplementTextBlock

TRANSAMERICA FUNDS

Transamerica Unconstrained Bond

Supplement to the Currently Effective Class I2 Prospectus and Summary Prospectus

* * *

Effective immediately, the following replaces in their entirety the second and third paragraphs of the “Principal Investment Strategies” section of the Prospectus and Summary Prospectus, and the second and third paragraphs of the “More on Each Fund’s Strategies and Investments – Transamerica Unconstrained Bond” section of the Prospectus:

The fund may invest opportunistically across a broad array of fixed income segments including but not limited to U.S. government bonds, inflation-protected securities, international government bonds, municipal bonds, intermediate maturity corporate bonds, long maturity corporate bonds, bank loans (including loan participations and loan assignments), high yield bonds, emerging markets sovereign bonds, emerging market corporate bonds, emerging market local currency debt, asset-backed securities (including collateralized loan obligations (“CLO”s)), mortgage-backed securities, commercial mortgage-backed securities, other securitized assets, and cash/cash equivalents. The fund has a broad investment universe that covers multiple sectors, quality segments, and security types. Yield curve exposure can be from U.S. or non-U.S. sectors. On a portfolio level, the fund actively manages duration and yield curve positioning. The average portfolio duration of the fund will normally vary from -3 to 10 years. During periods of market volatility, duration may deviate outside this range.

Based on fundamental macroeconomic research and the resulting asset allocation output, the fund may rotate between the different fixed income segments and may exclude certain sectors based on relative attractiveness. No fixed income segment is expected to constitute more than 35% of the fund. While the fund will normally invest primarily in investment grade securities, it may invest without limit in below investment grade issues during periods when the sub-adviser believes there are attractive valuations supported by strong economic fundamentals. Each segment will be actively managed, with a well-diversified and risk managed sub portfolio of directly invested securities with no more than 5% invested in any non-government issuer. Investments in preferred and convertible securities generally will not exceed 15% of the fund’s assets. The fund may invest up to 10% of its assets in CLOs. The fund may invest significantly in non-dollar denominated developed and emerging market bonds on a hedged or unhedged basis. The fund’s bank loan investments may include senior secured floating rate and fixed rate loans or debt, second lien or other subordinated or unsecured floating rate and fixed rate loans or debt and other types of secured or unsecured loans with fixed, floating or variable interest rates. The fund may also invest in To Be Announced (“TBA”) mortgages and dollar rolls.

* * *

Investors Should Retain this Supplement for Future Reference

June 13, 2017

Class T1 and Class T2 | Transamerica Unconstrained Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf_SupplementTextBlock

TRANSAMERICA FUNDS

Transamerica Unconstrained Bond

Supplement to the Currently Effective Class T1 and Class T2 Prospectus

and Summary Prospectus

* * *

Effective immediately, the following replaces in their entirety the second and third paragraphs of the “Principal Investment Strategies” section of the Prospectus and Summary Prospectus, and the second and third paragraphs of the “More on Each Fund’s Strategies and Investments – Transamerica Unconstrained Bond” section of the Prospectus:

The fund may invest opportunistically across a broad array of fixed income segments including but not limited to U.S. government bonds, inflation-protected securities, international government bonds, municipal bonds, intermediate maturity corporate bonds, long maturity corporate bonds, bank loans (including loan participations and loan assignments), high yield bonds, emerging markets sovereign bonds, emerging market corporate bonds, emerging market local currency debt, asset-backed securities (including collateralized loan obligations (“CLO”s)), mortgage-backed securities, commercial mortgage-backed securities, other securitized assets, and cash/cash equivalents. The fund has a broad investment universe that covers multiple sectors, quality segments, and security types. Yield curve exposure can be from U.S. or non-U.S. sectors. On a portfolio level, the fund actively manages duration and yield curve positioning. The average portfolio duration of the fund will normally vary from -3 to 10 years. During periods of market volatility, duration may deviate outside this range.

Based on fundamental macroeconomic research and the resulting asset allocation output, the fund may rotate between the different fixed income segments and may exclude certain sectors based on relative attractiveness. No fixed income segment is expected to constitute more than 35% of the fund. While the fund will normally invest primarily in investment grade securities, it may invest without limit in below investment grade issues during periods when the sub-adviser believes there are attractive valuations supported by strong economic fundamentals. Each segment will be actively managed, with a well-diversified and risk managed sub portfolio of directly invested securities with no more than 5% invested in any non-government issuer. Investments in preferred and convertible securities generally will not exceed 15% of the fund’s assets. The fund may invest up to 10% of its assets in CLOs. The fund may invest significantly in non-dollar denominated developed and emerging market bonds on a hedged or unhedged basis. The fund’s bank loan investments may include senior secured floating rate and fixed rate loans or debt, second lien or other subordinated or unsecured floating rate and fixed rate loans or debt and other types of secured or unsecured loans with fixed, floating or variable interest rates. The fund may also invest in To Be Announced (“TBA”) mortgages and dollar rolls.

* * *

Investors Should Retain this Supplement for Future Reference

June 13, 2017

Advisor Class | Transamerica Unconstrained Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf_SupplementTextBlock

TRANSAMERICA FUNDS

Transamerica Unconstrained Bond

Supplement to the Currently Effective Advisor Class Prospectus and Summary Prospectus

* * *

Effective immediately, the following replaces in their entirety the second and third paragraphs of the “Principal Investment Strategies” section of the Prospectus and Summary Prospectus, and the second and third paragraphs of the “More on Each Fund’s Strategies and Investments – Transamerica Unconstrained Bond” section of the Prospectus:

The fund may invest opportunistically across a broad array of fixed income segments including but not limited to U.S. government bonds, inflation-protected securities, international government bonds, municipal bonds, intermediate maturity corporate bonds, long maturity corporate bonds, bank loans (including loan participations and loan assignments), high yield bonds, emerging markets sovereign bonds, emerging market corporate bonds, emerging market local currency debt, asset-backed securities (including collateralized loan obligations (“CLO”s)), mortgage-backed securities, commercial mortgage-backed securities, other securitized assets, and cash/cash equivalents. The fund has a broad investment universe that covers multiple sectors, quality segments, and security types. Yield curve exposure can be from U.S. or non-U.S. sectors. On a portfolio level, the fund actively manages duration and yield curve positioning. The average portfolio duration of the fund will normally vary from -3 to 10 years. During periods of market volatility, duration may deviate outside this range.

Based on fundamental macroeconomic research and the resulting asset allocation output, the fund may rotate between the different fixed income segments and may exclude certain sectors based on relative attractiveness. No fixed income segment is expected to constitute more than 35% of the fund. While the fund will normally invest primarily in investment grade securities, it may invest without limit in below investment grade issues during periods when the sub-adviser believes there are attractive valuations supported by strong economic fundamentals. Each segment will be actively managed, with a well-diversified and risk managed sub portfolio of directly invested securities with no more than 5% invested in any non-government issuer. Investments in preferred and convertible securities generally will not exceed 15% of the fund’s assets. The fund may invest up to 10% of its assets in CLOs. The fund may invest significantly in non-dollar denominated developed and emerging market bonds on a hedged or unhedged basis. The fund’s bank loan investments may include senior secured floating rate and fixed rate loans or debt, second lien or other subordinated or unsecured floating rate and fixed rate loans or debt and other types of secured or unsecured loans with fixed, floating or variable interest rates. The fund may also invest in To Be Announced (“TBA”) mortgages and dollar rolls.

* * *

Investors Should Retain this Supplement for Future Reference

June 13, 2017